/3 22572

FORM D

BEST AVAILABLE COPY

UNITED STATES
SEC... IES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
[redacted]	

05048195

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR ...ORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ chec... ...n amendment and name has changed, and indicate change.)
Sweat Holding Com...

Filing Under (Check box(es... ...ly): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New ... ☐ A...end...nt

A. BASIC IDENTIFICATION DATA

1. Enter the information re... ...out the issuer

Name of Issuer (☐ check ... ...n amendment and name has changed, and indicate change.)
Sweat Holding Com...

Address of Executive Offic... (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
7848 E. Redfield Road Scottsdale, AZ 85260	(480) 391-9800
Address of Principal Busine... ...ons (Number and Street, City, State, Zip Code) (if different from Executive ...	Telephone Number (Including Area Code)

PROCESSED

APR 0 4 2005

THOMSON FINANCIAL

RECD S.E.C.
MAR 2 5 2005
1086

Brief Description of Busine...
Holding Company

Type of Business Organizat...
☒ corporation ☐ l...ited partnership, already formed ☐ other (please specify):
☐ business trust ☐ ...ed partnership, to be formed

Actual or Estimated Date o... ...ation or Organization: Month 0 1 Year 05 ☒ Actual ☐ Estimated

Jurisdiction of Incorporatio... ...zation: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada: FN for other foreign jurisdiction) DE

GENERAL INSTRUCTION...

Federal:

Who Must File: All issuers ... ...offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice mus... ...later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Co... ...(SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is ... ...date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securit... ...xchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) ... ...s notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the ... ...gned cop... ...ear typed or printed signatures.

Information Required: A n... ...must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the informa... ...ted in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed ... ...C.

Filing Fee: There is no fed... ...ee.

State:

This notice shall be used to i... ...ance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopte... Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. ... requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This n... be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be com...

ATTENTION

Failure to file notice in t... ...priat... ...ate... will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal noti... ...result ... ...oss of an available state exemption unless such exemption is predicated on the filing of a federal notice...

SEC 1972 (6-02) ... who respond to the collection of information contained in this form are not ... to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information rec[illegible] the following:
   - Each promoter of the i[illegible]e issuer has been organized within the past five years;
   - Each beneficial owner [illegible]e power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer [illegible]tor of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and man[illegible]ner of partnership issuers.

Check Box(es) that Apply: [illegible]romoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, [illegible]l)

Steven J. Rosenste[illegible]

Business or Residence Addre[illegible]er and Street, City, State, Zip Code)

7848 E. Redfield Ro[illegible]tsdale, [illegible] 85260

Check Box(es) that Apply: [illegible]romoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if[illegible]al)

Andrea Rosenstein

Business or Residence Addres[illegible]er and Street, City, State, Zip Code)

7848 E. Redfield Ro[illegible]ttsdale, AZ 85260

Check Box(es) that Apply: [illegible] Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, i[illegible]l)

David B. Flax Livi[illegible]

Business or Residence Addre[illegible]er and Street, City, State, Zip Code)

7848 E. Redfield Ro[illegible]tsdale, [illegible] 85260

Check Box(es) that Apply: [illegible]romoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, i[illegible]al)

The Sprayregen Mar[illegible]ust

Business or Residence Addre[illegible]er and Street, City, State, Zip Code)

200 E. Randolph Dr[illegible]o, IL 60601

Check Box(es) that Apply: [illegible]romoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, i[illegible]l)

Business or Residence Addre[illegible]er and Street, City, State, Zip Code)

Check Box(es) that Apply: [illegible]romoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, i[illegible]al)

Business or Residence Addre[illegible]er and Street, City, State, Zip Code)

Check Box(es) that Apply: [illegible]romoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, i[illegible]l)

Business or Residence Addre[illegible]er and Street, City, State, Zip Code)

[illegible]lank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or [illegible] issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum i[illegible]nt that will be accepted from any individual? $.30

	Yes	No
3. Does the offering perr[illegible]wnership of a single unit?	☐	☒

4. Enter the information [illegible] for each person who has been or will be paid or given, directly or indirectly, any commission or similar [illegible]tion for solicitation of purchasers in connection with sales of securities in the offering. If a person t[illegible]d is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or [illegible] the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of [illegible]ker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name fir[illegible]vidual)
N/A.

Business or Residence A[illegible]umber and Street, City, State, Zip Code)

Name of Associated Brok[illegible]ler

States in Which Person [illegible] Solicited or Intends to Solicit Purchasers
(Check "All States" o[illegible]dividual States) ☐ All States

[AL]	[AK]	[A[illegible]	[illegible]R]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA[illegible]	[illegible]S]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[N[illegible]	[illegible]H]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[S[illegible]	[illegible]N]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name fir[illegible]vidual)

Business or Residence A[illegible]umber and Street, City, State, Zip Code)

Name of Associated Brok[illegible]ler

States in Which Person [illegible] Solicited or Intends to Solicit Purchasers
(Check "All States" [illegible]dividual States) ☐ All States

[AL]	[AK]	[A[illegible]	[illegible]R]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA[illegible]	[illegible]S]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[N[illegible]	[illegible]H]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[S[illegible]	[illegible]N]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name fi[illegible]vidual)

Business or Residence A[illegible]umber and Street, City, State, Zip Code)

Name of Associated Bro[illegible]ler

States in Which Person [illegible] Solicited or Intends to Solicit Purchasers
(Check "All States" [illegible]dividual States) ☐ All States

[AL]	[AK]	[A[illegible]	[illegible]R]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[I[illegible]	[illegible]S]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[N[illegible]	[illegible]H]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[S[illegible]	[illegible]N]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

[illegible]blank sheet, or copy and use additional copies of this sheet, as necessary.)

[illegible]ING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate [illegible]e of secur[illegible]es included in this offering and the total amount already sold. Enter [illegible]r is "none" or "zero." If the transaction is an exchange offering, check this [illegible]d indicate in the columns below the amounts of the securities offered for exchang[illegible]y exchanged

Type of Securit[illegible]	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$10.00	$10.00
☒ Common ☐ Preferred		
Convertible Sec[illegible]uding warrants)	$	$
Partnership Int[illegible]	$	$
Other (Specify[illegible]	$	$
Total	$10.00	$10.00

Ans[illegible]Appendix, Column 3, if filing under ULOE.

2. Enter the number of[illegible] and non-accredited investors who have purchased securities in this offering and [illegible]te dollar amounts of their purchases. For offerings under Rule 504, indicate th[illegible]of persons who have purchased securities and the aggregate dollar amount of the[illegible] on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Inv[illegible]	3	$9.70
Non-accredited[illegible]	1	$.30
Total (for [illegible] Rule 504 only)		$

Ans[illegible]ppendix, [illegible]lumn 4, if filing under ULOE.

3. If this filing is for a[illegible]nder Rule 504 or 505, enter the information requested for all securities sold by th[illegible]date, in offerings of the types indicated in the twelve (12) months prior to the [illegible]securities in this offering. Classify securities by type listed in Part C – Question 1[illegible]

Type of Offerin[illegible]	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a stateme[illegible]nses in connection with the issuance and distribution of the securities in this o[illegible]ude amounts relating solely to organization expenses of the issuer. The inform[illegible]e given as subject to future contingencies. If the amount of an expenditure is no[illegible]nish an estimate and check the box to the left of the estimate.

Transfer Agent[illegible]	☐	$
Printing and En[illegible]sts	☐	$
Legal Fees	☐	$
Accounting Fe[illegible]	☐	$
Engineering Fe[illegible]	☐	$
Sales Commis[illegible] finders' fees separately)	☐	$
Other Expense[illegible]	☐	$
Total	☐	$0.00

[illegible]NG PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the differen[illegible] the aggregate offering price given in response to Part C – Question 1 and total expense[illegible] respo[illegible] Part C – Question 4.a. This difference is the "adjusted gross proceeds to [illegible] $10.00

5. Indicate below th[illegible] the adjusted proceeds to the issuer used or proposed to be used for each of the purpo[illegible] the amount for any purpose is not known, furnish an estimate and check the box to t[illegible] estimate. The total of the payments listed must equal the adjusted gross proceeds to [illegible] forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and f[illegible]	☐ $	☐ $
Purchase of r[illegible]	☐ $	☐ $
Purchase, ren[illegible] and installation of machinery and equipment	☐ $	☐ $
Construction [illegible] plant buildings and facilities	☐ $	☐ $
Acquisition o[illegible]esses (including the value of securities involved in this offering that [illegible] in exchange for the assets or securities of another issuer pursuant to a [illegible]	☐ $	☐ $
Repayment of [illegible]ss	☐ $	☐ $
Working capit[illegible]	☐ $	☒ $10.00
Other (specify[illegible]	☐ $	☐ $
	☐ $	☐ $
Column Tota[illegible]	☐ $	☒ $10.00
Total Payment[illegible]umn totals added)	☐ $10.00	

D. FEDERAL SIGNATURE

The issuer has duly ca[illegible]ice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature co[illegible] undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the [illegible] furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Sweat Holding Company	[signature]	March 22, 2005
Name of Signer (Print [illegible]	**Title of Signer (Print or Type)**	
Steven J. Rosenstein	President	

ATTENTION

Intentional mis[illegible]ts or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party describ[illegible]R 230.262 [illegible]resently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned iss[illegible] undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 23[illegible]ich times as required by state law.

3. The undersigned iss[illegible] undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned iss[illegible]s that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering E[illegible]LOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption ha[illegible] of establishing that these conditions have been satisfied.

The issuer has read thi[illegible]on and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly auth[illegible]on.

Issuer (Print or Type)	Signature	Date
Sweat Holding Compan[illegible]	[signature]	March 22, 2005
Name (Print or Type)	Title (Print or Type)	
Steven J. Rosenstein	President	

Instruction:

Print the name and title [illegible]ing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manua[illegible] Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		[illegible] of security [illegible] aggregate [illegible]ng price [illegible]ed in state [illegible]C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL	☐	☐						☐	☐
AK	☐	☐						☐	☐
AZ	☐	☐	[illegible]y-$10.00	2	$9.50	1	$.50	☐	☒
AR	☐	☐						☐	☐
CA	☐	☐						☐	☐
CO	☐	☐						☐	☐
CT	☐	☐						☐	☐
DE	☐	☐						☐	☐
DC	☐	☐						☐	☐
FL	☐	☐						☐	☐
GA	☐	☐						☐	☐
HI	☐	☐						☐	☐
ID	☐	☐						☐	☐
IL	☒	☐	[illegible]ty-$10.00	1	$.50			☐	☒
IN	☐	☐						☐	☐
IA	☐	☐						☐	☐
KS	☐	☐						☐	☐
KY	☐	☐						☐	☐
LA	☐	☐						☐	☐
ME	☐	☐						☐	☐
MD	☐	☐						☐	☐
MA	☐	☐						☐	☐
MI	☐	☐						☐	☐
MN	☐	☐						☐	☐
MS	☐	☐						☐	☐
MO	☐	☐						☐	☐
MT	☐	☐						☐	☐
NE	☐	☐						☐	☐

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		[illegible] of security [illegible] aggregate [illegible]ng price [illegible]d in state [illegible] C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
NV	☐	☐						☐	☐
NH	☐	☐						☐	☐
NJ	☐	☐						☐	☐
NM	☐	☐						☐	☐
NY	☐	☐						☐	☐
NC	☐	☐						☐	☐
ND	☐	☐						☐	☐
OH	☐	☐						☐	☐
OK	☐	☐						☐	☐
OR	☐	☐						☐	☐
PA	☐	☐						☐	☐
RI	☐	☐						☐	☐
SC	☐	☐						☐	☐
SD	☐	☐						☐	☐
TN	☐	☐						☐	☐
TX	☐	☐						☐	☐
UT	☐	☐						☐	☐
VT	☐	☐						☐	☐
VA	☐	☐						☐	☐
WA	☐	☐						☐	☐
WV	☐	☐						☐	☐
WI	☐	☐						☐	☐
WY	☐	☐						☐	☐
PR	☐	☐						☐	☐